Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Operating Revenue:
Transaction fees	$ 133,835	$ 55,214	$ 26,013	$ 85,830	$ 13,701
Servicing fees	6,301	2,485	1,474	3,951	1,222
Management fees	4,163	2,083	720	3,083	206
Other revenue (expense)	(438)	4,708	720	5,111	407
Total operating revenue	143,861	64,490	28,927	97,975	15,536
Net Interest Income (Expense):
Total interest income	252,298	124,771	56,861	187,507	32,660
Total interest expense	(253,054)	(124,727)	(56,642)	(187,447)	(32,030)
Net interest (expense) income	(756)	44	219	60	630
Benefit/(provision) for losses on loans at amortized cost			42		(368)
Fair valuation adjustments, loans	(84,963)	(37,877)	(18,775)	(57,629)	(6,732)
Fair valuation adjustments, notes and certificates	84,865	37,848	18,180	57,596	6,731
Net interest income (expense) after loss provision and fair value adjustments	(854)	15	(334)	27	261
Total net revenue	143,007	64,505	28,593	98,002	15,797
Operating Expenses:
Sales and marketing	60,808	26,577	14,723	39,037	12,571
Origination and servicing	26,135	11,044	6,134	17,217	5,099
General and administrative	78,862	22,434	11,974	34,440	10,071
Total operating expenses	165,805	60,055	32,831	90,694	27,741
Income (loss) before income taxes	(22,798)	4,450	(4,238)	7,308	(11,944)
Income tax expense	1,059	0	0	0	0
Net income (loss)	$ (23,857)	$ 4,450	$ (4,238)	$ 7,308	$ (11,944)
Basic net income (loss) per share attributable to common stockholders	$ (0.41)	$ 0.00	$ (0.10)	$ 0.00	$ (0.34)
Diluted net income (loss) per share attributable to common stockholders	$ (0.41)	$ 0.00	$ (0.10)	$ 0.00	$ (0.34)
Weighted-average shares of common stock used in computing basic net income (loss) per common share	57,958,838	50,457,948	41,359,676	51,557,136	35,125,628
Weighted-average shares of common stock used in computing diluted net income (loss) per common share	57,958,838	79,153,912	41,359,676	81,426,976	35,125,628
Basic pro forma net income (loss) per share (unaudited)	$ (0.08)			$ 0.03
Weighted-average shares outstanding used to calculate basic pro forma net income (loss) per common share (unaudited)	303,608,800			291,766,192
Diluted pro forma net income (loss) per share (unaudited)	$ (0.08)			$ 0.02
Weighted-average shares outstanding used to calculate diluted pro forma net income (loss) per common share (unaudited)	303,608,800			323,331,550